UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement.
       					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Sienna Management, LLC
Address: 	c/o Freestone Capital Management, LLC
       		1918 Eighth Ave Ste 3400
       		Seattle, Washington 98101

Form 13F File Number: 028-13897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Scott Svenson
Phone: 206-398-1100
Signature, Place, and Date of Signing:



/s/ Scott Svenson		Seattle, Washington 		Nov 9, 2011

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT.
[x] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number: 028-13898
Scott Svenson